Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 7,913	$ 7,909	$ 7,262
Legal Professionals [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		3,697
Corporates [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		2,069
Tax, Audit & Accounting Professionals [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,663
Reuters [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		231
Global Print [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 249